Shareholder’s equity - Schedule of aggregate subscription price (Details) - Asset Acquisition Union Acquisition Corp II SPAC	12 Months Ended
Dec. 31, 2023 shares
Number of shares
Schedule of aggregate subscription price [Line Items]
Public shares	5,895,494
Founder shares	4,300,000
PIPE Shares	10,000,000
Total	20,195,494
Aggregate value
Schedule of aggregate subscription price [Line Items]
Public shares	58,955
Founder shares	43,000
PIPE Shares	100,000
Total	201,955